Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,708,647
Proposed Maximum Offering Price per Unit	27.50
Maximum Aggregate Offering Price	$ 46,987,792.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,489.01
Offering Note	(a) Represents only the additional number of shares of Class A common stock being registered and includes 222,867 additional shares of the registrant's Class A common stock that the underwriters have the option to purchase from the selling stockholders. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-295765). (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. The Registrant previously paid a registration fee of $32,445.08 in connection with the initial filing of the Registration Statement on Form S-1 on May 11, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended.